Share-Based Compensation - Stock Option Activity Table (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Shares outstanding at January 1, 2018 (in shares)		6,570
Shares granted (in shares)		1,190
Shares exercised (in shares)		(100)	[1]	0	(1,000)
Shares forfeited or expired (in shares)		(1,300)
Shares outstanding at December 31, 2018 (in shares)		6,360		6,570
Shares vested or expected to vest at December 31, 2018 (in shares)		6,360
Shares exercisable at December 31, 2018 (in shares)		4,120
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-average exercise price, outstanding at January 1, 2018 (in usd per share)		$ 71.44
Granted weighted-average exercise price (in usd per share)		55.47
Exercised weighted-average exercise price (in usd per share)	[1]	65.03
Forfeited or expired weighted-average exercise price (in usd per share)		79.55
Weighted-average exercise price, outstanding at December 31, 2018 (in usd per share)		67.00		$ 71.44
Weighted-average exercise price, vested or expected to vest at December 31, 2018 (in usd per share)		67.00
Weighted-average exercise price, exercisable at December 31, 2018 (in usd per share)		$ 74.19
Weighted-average remaining contractual term, outstanding at December 31, 2018		3 years 11 months 1 day
Weighted-average remaining contractual term, vested or expected to vest at December 31, 2018		3 years 11 months 1 day
Weighted-average remaining contractual term, exercisable at December 31, 2018		2 years 7 months 28 days
Aggregate intrinsic value, outstanding at December 31, 2018		$ 0.0
Aggregate intrinsic value, vested or expected to vest at December 31, 2018		0.0
Aggregate intrinsic value, exercisable at December 31, 2018		0.0
Total intrinsic value of stock options exercised during the period		$ 1.0		$ 0.0	$ 7.0

[1]	The total intrinsic value of stock options exercised was $1 million during 2018, zero during 2017, and $7 million during 2016, based on the difference between the market price at the exercise date and the exercise price.